EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
Pension Plans
Norbord has a number of pension plans in which participation is available to substantially all employees. Norbord’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. All of Norbord’s pension plans are up-to-date on their actuarial valuations in accordance with regulatory requirements.
Information about Norbord’s defined benefit pension obligations and assets is as follows:

(US $ millions)	2019	2018
Change in accrued benefit obligations during the year
Accrued benefit obligations, beginning of year	$144	$167
Current service cost	2	3
Gain on curtailment	(1)	—
Interest on accrued benefit obligations	6	6
Benefits paid	(13)	(11)
Net actuarial (gain) loss arising from changes to:
Demographic assumptions	(1)	(1)
Financial assumptions	14	(6)
Foreign currency exchange rate impact	7	(14)
Accrued benefit obligations, end of year(1)	$158	$144
Change in plan assets during the year
Plan assets, beginning of year	$128	$149
Interest income	5	5
Remeasurement (losses) gains:
Return on plan assets (excluding interest income)	14	(9)
Employer contributions	6	6
Benefits paid	(13)	(11)
Foreign currency exchange rate impact	6	(12)
Plan assets, end of year(1)	$146	$128
Funded status
Accrued benefit obligations	$158	$144
Plan assets	(146)	(128)
Accrued benefit obligations in excess of plan assets(1)	$12	$16

(1)	All plans have accrued benefit obligations in excess of plan assets with the exception of the UK plan, which has been presented as other assets.
The components of benefit expense recognized in the statement of earnings are as follows:

(US $ millions)	2019	2018
Current service cost	$2	$3
Interest cost	1	1
Gain on curtailment	(1)	—
Net pension expense	$2	$4

The significant weighted average actuarial assumptions are as follows:

	2019	2018
Used in calculation of accrued benefit obligations, end of year
Discount rate	3.0%	3.7%
Rate of compensation increase	2.3%	2.6%
Used in calculation of net periodic pension expense for the year
Discount rate	3.7%	3.2%
Rate of compensation increase	2.3%	2.6%

The impact of a change to the significant actuarial assumptions on the accrued benefit obligations as at December 31, 2019 is as follows:

(US $ millions)	Increase	Decrease
Discount rate (0.5% change)	$(11)	$13
Compensation rate (1.0% change)	3	(3)
Future life expectancy (1 year movement)	4	(4)
Retirement age (1 year movement)	(2)	1

The weighted average asset allocation of Norbord’s defined benefit pension plan assets is as follows:

	Dec 31, 2019	Dec 31, 2018
Asset category
Fixed income investments	58%	54%
Equity investments	41%	45%
Cash	1%	1%
Total assets	100%	100%

Cost of sales and general and administrative expenses include $14 million (2018 – $13 million) related to contributions to Norbord’s defined contribution pension plans.